Principal Financing Arrangements	6 Months Ended
Oct. 31, 2021
Principal Financing Arrangements
Principal Financing Arrangements

Note 5 – Principal Financing Arrangements

The following table summarizes components debt as of October 31, 2021 and April 30, 2021:

	October 31, 2021	April 30, 2021	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.0%
Notes payable – related parties	22,860	22,860	0.0%
U.S. SBA loan	1,885,800	1,885,800	1.0%
U.S. SBA loan	500,000	500,000	3.75%
U.S. SBA loan	1,885,800	1,885,800	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total Debt	5,328,784	5,328,784
Less: current portion of long-term debt	3,576,149	2,942,984
Total long-term debt	$1,752,635	$2,385,800

As of October 31, 2021 and April 30, 2021, the Company owed its principal lender (“Lender”) $1,000,000 under a loan and security agreement (“Loan”) dated April 28, 2011, that was amended on July 26, 2014 and again on October 31, 2017, October 31, 2020, January 31, 2021 and April 30, 2021. The Lender was the largest shareholder of the Company owning 32.6% of the shares issued and outstanding until the Company purchased Netcapital Funding Portal Inc. on November 5, 2020. With the purchase of Netcapital Funding Portal Inc., the Lender owns less than 10% of the Company and is no longer considered a related party.

The Loan was amended on October 31, 2020 to change the maturity date to January 31, 2021, and increase the interest rate from 1.25% to 8% per annum. The Loan has been further amended to change the maturity date to April 30, 2023.

In connection with the financing, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell, lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow a lien on any of its assets or collateral that has been pledged to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures. To secure the payment of all obligations to the Lender, the Company granted to the Lender a continuing security interest and first lien on all of the assets of the Company.

As of October 31, 2021 and April 30, 2021, the Company’s related-party unsecured notes payable totaled $22,860.

The Company also owes $34,324 as of October 31, 2021 and April 30, 2021 to Chase Bank. The Company pays interest expense to Chase Bank, which is calculated at a rate of 5.5% per annum.

On May 6, 2020, the Company borrowed $1,885,800 (the “May Loan”), on June 17, 2020 the Company borrowed $500,000 (the “June Loan”), and on February 2, 2021, the Company borrowed $1,885,800 (the “February Loan”) from an a U.S. Small Business Administration (“SBA”) loan program.

The May loan bears interest at a rate of 1% per annum and the SBA postponed any installment payments until September 6, 2021. In September and October of 2021, the SBA debited the Company’s bank account for a total of $212,252 even though the Company had applied for forgiveness of the May Loan. In November 2021 the May Loan was forgiven in its entirety, including accrued interest, and the payments of $212,252, which are reflected on the balance sheet as a receivable from the bank, were returned to the Company.

The June Loan required installment payments of $2,594 monthly, beginning on June 17, 2021, over a term of thirty years. However, the SBA has postponed the first installment payment for 12 months. Interest accrues at a rate of 3.75% per annum. The Company agreed to grant a continuing security interest in its assets to secure payment and performance of all debts, liabilities, and obligations to the SBA. The June Loan was personally guaranteed by the Company’s Chief Financial Officer.

The February loan bears interest at a rate of 1% per annum and the due date of the first payment is May 22, 2022. The Company has applied for forgiveness of the February Loan and believes it will be forgiven in its entirety.